(Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
(Loss)/Earnings per share, basic and diluted
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$(56,203)	$(109,063)	$175,485
Less:
Dividend on Preferred Stock and on unvested restricted shares	(10,773)	(1,927)	(1,705)
(Loss)/income available to Navios Holdings common stockholders, basic	$(66,976)	$(110,990)	$173,780
Plus:
Dividend on Preferred Stock and on unvested restricted shares	—	—	1,705
(Loss)/income available to Navios Holdings common stockholders, diluted	$(66,976)	$(110,990)	$175,485

Denominator:
Denominator for basic net (loss)/income per share attributable to Navios Holdings stockholders — weighted average shares	103,476,614	101,854,415	101,232,720
Dilutive potential common shares — weighted average restricted stock and restricted units	—	—	1,322,038
Convertible preferred stock and convertible debt	—	—	8,479,000
Dilutive effect of securities	—	—	9,801,038
Denominator for diluted net (loss)/income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	103,476,614	101,854,415	111,033,758
Basic net (loss)/earnings per share attributable to Navios Holdings stockholders	$(0.65)	$(1.09)	$1.72
Diluted net (loss)/earnings per share attributable to Navios Holdings stockholders	$(0.65)	$(1.09)	$1.58